Pension and Other Post-Employment Benefits (Real Estate And Other Investments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Plan Assets, End of Year	$ 291	$ 309
Level 3 [Member]
Fair Value of Plan Assets, End of Year	13	13
Real Estate And Other [Member]
Fair Value of Plan Assets, End of Year	14	14
Real Estate And Other [Member] | Level 3 [Member]
Fair Value of Plan Assets, Beginning of Year	13	12
Purchases
Settlement
Return On Plan Assets Relating To Assets Sold During the reporting period
Return On Plan Assets Relating to Assets Still Held at the reporting date		1
Fair Value of Plan Assets, End of Year	$ 13	$ 13